SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents
Investments classified as cash and cash equivalents, maximum maturity period	3 months
Foreign Currency Translation
Cumulative inflation rate used to determine if economic environment is highly inflationary (as a percent)	100.00%
Period used to determine if economic environment is highly inflationary	3 years
Foreign currency transaction net gains(losses)	$ (3)	$ (2)	$ 13
Minimum
DERIVATIVES AND HEDGING ACTIVITIES
Minimum interval period of effectiveness assessments	3 months
Derivative designated as a cash flow hedge, effectiveness percentage (as a percent)	80.00%
Maximum
DERIVATIVES AND HEDGING ACTIVITIES
Derivative designated as a cash flow hedge, effectiveness percentage (as a percent)	125.00%